BIOLOGICAL ASSETS - Measurement of the premises adopted (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 ha R$ / m³ m / ha	Dec. 31, 2022 ha m / ha R$ / m³
BIOLOGICAL ASSETS
Planted useful area (hectare)	1,105,168	1,097,081
Average annual growth (IMA) - m3/hectare /year | m / ha	37.61	37.07
Average gross sale price of eucalyptus - R$/m3 | R$ / m³	97.34	90.16
Discount rate - % (post-tax)	8.80%	9.10%
Mature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	181,573	134,752
Immature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	923,595	962,329